Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	€ 7,851	€ 5,618	€ 5,436	[1]
Attributable to equity holders of Sanofi	7,813	5,560	5,400	[1]
Attributable to non-controlling interests	38	58	36	[1],[2]
Other comprehensive income:
Actuarial gains/(losses)	163	11	(168)
Change in fair value of equity instruments included in financial assets and financial liabilities	154	(20)	97
Tax effects	(138)	(18)	(6)
Items not subsequently reclassifiable to profit or loss (a)	179	(27)	(77)
Change in fair value of debt instruments included in financial assets	11	5	21
Change in fair value of cash flow hedges	(5)	(6)	(1)
Change in currency translation differences	(5,140)	2,470	(1,462)
Tax effects	(86)	19	(6)
Items subsequently reclassifiable to profit or loss(e)	(5,220)	2,488	(1,448)
Other comprehensive income from continuing operations	(5,041)	2,461	(1,525)
Other comprehensive income from discontinued operations	352	(29)	(78)
Comprehensive income	3,162	8,050	3,833
Attributable to equity holders of Sanofi	3,168	7,970	3,810
Comprehensive income, attributable to owners of parent, continuing operations	(46)	7,958	3,567
Attributable to non-controlling interests	(6)	80	23
Comprehensive income, attributable to owners of parent, discontinued operations	€ 3,214	€ 12	€ 243

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).